Notes to the Consolidated Statements of Operations - Cost of sales (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Notes to the Consolidated Statements of Operations
Amortization and depreciation			€ (14,505)	€ (17,399)
Cost of sales
Notes to the Consolidated Statements of Operations
Personnel	€ (12,609)	€ (9,178)	(34,029)	(26,737)
Materials	(4,140)	(7,919)	(38,220)	(20,550)
Third-party services	(2,791)	(4,989)	(25,252)	(16,827)
Maintenance and lease	(946)	(688)	(2,679)	(1,802)
Amortization and depreciation	(1,098)	(1,052)	(3,200)	(3,271)
Impairment			(36,641)
Other	(347)	(455)	(963)	(1,582)
Total	€ (21,931)	€ (24,281)	€ (104,344)	€ (70,770)